Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Feb. 05, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Intangible assets, net carrying amount	$ 1,279,328		$ 1,362,967
Impairment charge	36,300
Goodwill	$ 356,521		$ 341,067
Growth rate used to extrapolate cash flow projections	2.00%		2.00%
Projected cash flows forecast period	3 years
Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates	9.60%		7.70%
Projected cash flows forecast period	5 years
Projected cash flows forecast extended period	5 years
Top of Range
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates	11.20%		11.70%
Projected cash flows forecast period	9 years
Projected cash flows forecast extended period	9 years
Brand Platform New Guards
Disclosure Of Intangible Assets [Line Items]
Goodwill	$ 181,381		$ 188,020
Marketplace
Disclosure Of Intangible Assets [Line Items]
Goodwill	153,086		130,993
New Guards | Marketplace
Disclosure Of Intangible Assets [Line Items]
Goodwill	17,700
Ambush Inc.
Disclosure Of Intangible Assets [Line Items]
Goodwill		$ 10,674
Ambush Inc. | Brand Platform New Guards
Disclosure Of Intangible Assets [Line Items]
Goodwill	6,300
Ambush Inc. | Marketplace
Disclosure Of Intangible Assets [Line Items]
Goodwill	4,400
Brand, Trademarks & Domain Names
Disclosure Of Intangible Assets [Line Items]
Development costs of assets	$ 36,600		$ 36,800
Brand, Trademarks & Domain Names | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years
Brand, Trademarks & Domain Names | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	16 years
Brand, Trademarks & Domain Names | Off-White
Disclosure Of Intangible Assets [Line Items]
Intangible assets, net carrying amount	$ 516,100
Estimated useful lives of intangible assets	5 years 7 months 6 days
Brand, Trademarks & Domain Names | Stadium Goods
Disclosure Of Intangible Assets [Line Items]
Intangible assets, net carrying amount	$ 101,700
Estimated useful lives of intangible assets	13 years
Brand, Trademarks & Domain Names | Marcelo Burlon County of Milan
Disclosure Of Intangible Assets [Line Items]
Intangible assets, net carrying amount	$ 63,600
Estimated useful lives of intangible assets	14 years 7 months 6 days
Brand, Trademarks & Domain Names | Palm Angels
Disclosure Of Intangible Assets [Line Items]
Intangible assets, net carrying amount	$ 31,200
Estimated useful lives of intangible assets	5 years 7 months 6 days
Brand, Trademarks & Domain Names | Heron Preston
Disclosure Of Intangible Assets [Line Items]
Intangible assets, net carrying amount	$ 25,100
Estimated useful lives of intangible assets	6 years 7 months 6 days
New Guards Brand Portfolio
Disclosure Of Intangible Assets [Line Items]
Impairment charge	$ 30,500
Direct Consumer-facing Channels and Farfetch Level 1 Access Button
Disclosure Of Intangible Assets [Line Items]
Impairment charge	$ 5,800